Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 26, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM JENNISON BLEND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.89			$ 9,729.66		$ 11,413.57		$ 13,799.50		$ 13,152.08		$ 16,227.27		$ 22,001.82		$ 17,459.29		$ 19,943.65	$ 25,287.32	$ 27,984.87
PGIM JENNISON BLEND FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		9,999.99			10,217.88		11,904.72		14,284.63		13,485.35		16,463.34		22,087.33		17,354.60		19,617.18	24,643.38	27,018.58
PGIM JENNISON BLEND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			10,324.47		12,148.88		14,729.80		14,078.07		17,412.08		23,673.62		18,842.24		21,591.17	27,461.65	30,460.10
PGIM JENNISON BLEND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 11,724.88			$ 11,206.10		$ 13,860.99		$ 18,845.53		$ 14,999.48		$ 17,187.77		$ 21,860.99		$ 24,257.28
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,456.953675952505		11,255.300465116434	11,791.675821227993	13,082.494521144356	14,378.383596972311	15,654.718383631005	18,859.506152787402	16,112.080878868375	16,742.034307461781	19,646.544132832725	19,411.47044535758	25,769.525305486361	24,678.844225194352	22,876.223441709368	28,597.74683797533	26,523.7262739465	33,721.036787450976	39,075.803727351486
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	$ 10,000	$ 10,000	$ 11,487.863515111105		$ 11,143.883291248443	$ 11,638.346960737203	$ 12,933.893168832652	$ 14,133.782703462339	$ 15,552.788014361391	$ 18,804.010146010547	$ 15,756.519293586185	$ 16,306.470233109972	$ 19,134.952808139402	$ 18,712.871646952073	$ 25,457.717462965036	$ 23,605.236843408373	$ 22,076.435227878042	$ 27,344.288040400716	$ 25,334.330050332661	$ 31,957.834820321954	$ 37,019.931054767316